Income Taxes (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income tax percentage description			On December 22, 2017, the passage of legislation commonly referred to as the Tax Cuts and Jobs Act ("TCJA") was enacted and significantly revised the U.S. income tax law. The TCJA includes changes, which reduce the corporate income tax rate from 34% to 21% for fiscal years beginning after December 31, 2017.		On December 22, 2017, the passage of legislation commonly referred to as the Tax Cuts and Jobs Act ("TCJA") was enacted and significantly revised the U.S. income tax law. The TCJA includes changes, which reduce the corporate income tax rate from 34% to 21% for fiscal years beginning after December 31, 2017.
Income tax percentage					21.00%
Income tax benefit	$ (26,317)	$ 726	$ (135,068)	$ (116,244)	$ (115,437)	$ (179,306)
Unrecognized tax benefits
Changes in unrecognized tax benefits
U.S [Member]
Net operating loss carry forwards					2,942,144
Federal [Member]
Net operating loss carry forwards					$ 2,900,000
Operating loss carryforward limitation					The remaining balance of $0.2 million is limited in annual usage of 80% of current years taxable income, but do not have an expiration.
Federal [Member] | Expire in 2030 [Member]
Net operating loss carry forwards					$ 2,700,000
Federal [Member] | No Expiration [Member]
Net operating loss carry forwards					200,000
Australia [Member]
Income tax benefit
Australia [Member] | No Expiration [Member]
Net operating loss carry forwards					$ 21,655,871
Tax Cuts and Jobs Act [Member]
Income tax percentage description					On December 22, 2017, the Tax Cuts and Jobs Act ("The Act"), was signed into law by President Trump. The Act includes a number of provisions, including the lowering of the U.S. corporate tax rate from 34 percent to 21 percent
Income tax percentage					21.00%
Changes in deferred tax assets					$ 416,339